Shareholders' equity	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Shareholders' equity

12. Shareholders’ equity

a) Authorized

i) An unlimited number of Common Shares.

ii) 90,000,000 preferred shares issuable in one or more series.

If issued, preferred shares of each series would rank on parity with the preferred shares of other series with respect to accumulated dividends and return on capital. Preferred shares would have priority over the common shares with respect to the payment of dividends or the distribution of assets.

b) Issued

Shareholders’ capital	Common Shares	Amount
Balance, December 31, 2022	82,442,210	$2,221.9
Issued pursuant to equity compensation plans (1)	229,963	0.6
Repurchase of common shares for cancellation	(5,083,635)	(47.4)
Balance, December 31, 2023	77,588,538	2,175.1
Issued pursuant to equity compensation plans (1)	581,084	2.5
Repurchase of common shares for cancellation	(4,484,820)	(41.7)
Tax on repurchases of common shares (2)	-	(0.7)
Balance, December 31, 2024	73,684,802	$2,135.2

(1)
Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.
(2)
Includes tax associated with share repurchases less share issuances under the Company's share-based compensation plans.

Pursuant to our return of capital initiative to our shareholders, in the first quarter of 2024 we renewed our normal course issuer bid ("NCIB") with the Toronto Stock Exchange. Purchases under the NCIB will be subject to having $65 million of liquidity and complying with the terms of our current credit facilities. In 2024, the Company utilized the NCIB which resulted in 4,484,820 common shares being repurchased and canceled at an average price of $9.30 per share for total consideration of $41.7 million. The total consideration paid includes commissions and fees and is recorded as a reduction to Shareholders' Equity.

	Year ended December 31
Other Reserves	2024	2023
Balance, beginning of year	$104.1	$101.2
Share-based compensation expense	8.2	8.0
Net benefit on options exercised (1)	(3.7)	(5.1)
Balance, end of year	$108.6	$104.1

(1)
Upon exercise of options, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.

Preferred Shares

No Preferred Shares were issued or outstanding.